Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of earnings per share, basic

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net profit attributable to equity shareholders of the Company	2,215,728	645,072	2,073,431

Weighted average number of ordinary shares in issue (thousand of shares)	10,823,814	10,823,814	10,823,814

Basic earnings per share (RMB per share)	RMB 0.205	RMB 0.060	RMB 0.192